Risk Management - Summary of Maturity Profile of Company Financial Liabilities Based on Contractual Undiscounted Payments (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities based on contractual undiscounted payments [line Items]
Trade and other payables	₽ 19,599	₽ 16,328
Customer accounts and amounts due to banks	3,182	2,342
Total as of December 31	22,781	18,670
On demand [member]
Disclosure of financial liabilities based on contractual undiscounted payments [line Items]
Trade and other payables	19,599	16,328
Customer accounts and amounts due to banks	3,071	2,342
Total as of December 31	22,670	₽ 18,670
Within one year [member]
Disclosure of financial liabilities based on contractual undiscounted payments [line Items]
Customer accounts and amounts due to banks	111
Total as of December 31	₽ 111